Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	₩ 1,456,895	₩ 2,054,021
Non-current financial assets at fair value through profit or loss	719,277	657,264
Financial assets at fair value through profit or loss
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	1,456,895	2,054,021
Non-current financial assets at fair value through profit or loss	564,235	490,589
Financial assets at fair value through profit or loss | Beneficiary Certificate
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	313	130,363
Non-current financial assets at fair value through profit or loss	152,054	107,252
Financial assets at fair value through profit or loss | Cooperative
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through profit or loss	6,872	6,735
Financial assets at fair value through profit or loss | Others
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	1,456,582	1,923,658
Non-current financial assets at fair value through profit or loss	405,309	376,602
Financial assets designated as at fair value through profit or loss | Debt with embedded derivatives
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through profit or loss	₩ 155,042	₩ 166,675